Other assets-Other / Other liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Other assets-Other / Other liabilities
Schedule of Other assets-Other and Other liabilities

	Millions of yen
	March 31
	2017	2018
Other assets—Other:
Securities received as collateral	¥447,272	¥301,072
Goodwill and other intangible assets	104,821	99,455
Deferred tax assets	21,825	16,135
Investments in equity securities for other than operating purposes(1)	245,600	192,819
Prepaid expenses	10,699	14,561
Other(2)	249,888	284,092

Total	¥1,080,105	¥908,134

Other liabilities:
Obligation to return securities received as collateral	¥447,272	¥301,072
Accrued income taxes	24,213	34,181
Other accrued expenses and provisions	397,605	448,423
Other(3)	439,420	166,858

Total	¥1,308,510	¥950,534

(1)	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments were comprised of listed equity securities and unlisted equity securities of ¥117,476 million and ¥128,124 million respectively, as of March 31, 2017, and ¥63,132 million and ¥129,687 million respectively, as of March 31, 2018. These securities are carried at fair value, with changes in fair value recognized within Revenue—Other in the consolidated statements of income.
(2)	Certain changes have been made by revisiting the definition of “Customers” in our consolidated balance sheets. Certain reclassifications of previously reported amounts have been made to conform to the current year presentation.
(3)	Includes liabilities relating to investment contracts underwritten by Nomura’s insurance subsidiary. As of March 31, 2017, carrying value was ¥224,418 million and estimated fair value was ¥225,563 million. No equivalent amounts were reported in Other liabilities—Other as of March 31, 2018 as Nomura’s insurance subsidiary was deconsolidated prior to such date. Fair value was estimated using DCF valuation techniques and using valuation inputs which would be generally classified in Level 3 of the fair value hierarchy.

Schedule of changes in goodwill within Other assets-Other

	Millions of yen
	Year ended March 31, 2017
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition	Impairment	Other(1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥92,110	¥(11,817)	¥80,293	¥—	¥—	¥(357)	¥91,753	¥(11,817)	¥79,936
Other	470	—	470	—	—	1	471	—	471

Total	¥92,580	¥(11,817)	¥80,763	¥—	¥—	¥(356)	¥92,224	¥(11,817)	¥80,407

	Millions of yen
	Year ended March 31, 2018
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition	Impairment	Other(1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥91,753	¥(11,817)	¥79,936	¥2,504	¥—	¥(4,390)	¥89,492	¥(11,442)	¥78,050
Other	471	—	471	—	—	2	473	—	473

Total	¥92,224	¥(11,817)	¥80,407	¥2,504	¥—	¥(4,388)	¥89,965	¥(11,442)	¥78,523

(1)	Includes currency translation adjustments.

Schedule of finite-lived intangible assets by type

	Millions of yen
	March 31, 2017			March 31, 2018
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships	¥67,942	¥(52,628)	¥15,314	¥62,577	¥(51,066)	¥11,511
Other	493	(360)	133	1,030	(162)	868

Total	¥68,435	¥(52,988)	¥15,447	¥63,607	¥(51,228)	¥12,379

Estimated amortization expenses for next five years

Millions of yen
Year ending March 31	Estimated amortization expense
2019	¥3,825
2020	2,647
2021	2,647
2022	2,235
2023	178